Leases Payable - Summary of Leases Payable (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	R$ 8,150,026
Current	1,510,097
Non-current	6,639,929
Towers
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	7,373,373
Site
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	403,485
Stores
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	103,792
Land and buildings
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	72,719
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	R$ 196,657